INCOME TAXES - Deferred Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Deferred tax assets:
Inventories	$ 7,103	$ 8,105
Share-based compensation	4,362	6,262
Net operating loss and tax credit carryforwards	2,720	592
Accrued workers compensation	2,137	1,838
Accrued bonus	1,637	1,387
Lease incentive obligation	1,531	1,823
Accrued vacation	1,280	1,228
Allowance for doubtful accounts	873	479
Deferred rent	128	1,471
Closing costs accrual	0	28
Other	848	723
Total deferred tax assets	22,619	23,936
Deferred tax liabilities:
Intangibles	(173,204)	(42,748)
Depreciation	(11,668)	(13,573)
Fair value premium on OpCo Notes	(8,323)	0
Other	(2,689)	(2,653)
Total deferred tax liabilities	(195,884)	(58,974)
Net deferred tax liabilities	$ (173,265)	$ (35,038)